Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of ordinary shares and convertible preferred shares and development of outstanding shares
The ordinary shares and convertible preferred shares are classified as equity.

	Year ended December 31
Number of shares	2025	2024
Ordinary shares issued (€0.15 par value per share)	173,539,745	162,521,524
TOTAL SHARES ISSUED	173,539,745	162,521,524
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	173,415,423	162,397,202
The following table shows the development of the number of outstanding shares:

	Year ended December 31
Number of shares	2025	2024
OUTSTANDING AS AT JANUARY 1	162,397,202	138,787,820
Share-based compensation exercises	1,684,889	609,382
Capital Increase	9,333,332	23,000,000
OUTSTANDING AT YEAR END	173,415,423	162,397,202

Schedule of other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2025	52,820	(3,151)	(645)	33,696	(9,517)	73,203
Currency translation differences	—	520	—	—	—	520
Defined benefit plan actuarial losses	—	68	—	—	—	68
Share-based compensation expense	—	—	—	9,527	—	9,527
BALANCE AS AT DECEMBER 31, 2025	52,820	(2,563)	(645)	43,224	(9,517)	83,318

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2024	52,820	(1,871)	(645)	24,301	(9,517)	65,088
Currency translation differences	—	(1,329)	—	—	—	(1,329)
Defined benefit plan actuarial gains	—	49	—	—	—	49
Share-based compensation expense	—	—	—	9,395	—	9,395
BALANCE AS AT DECEMBER 31, 2024	52,820	(3,151)	(645)	33,696	(9,517)	73,203